Schedule of Commercial Real Estate Loans Receivable (Details) - Commercial Real Estate Loans Receivable [Member] - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Commercial real estate loans receivable, gross	$ 1,443,060	$ 1,478,301
Allowance for loan losses	(21,646)	(14,741)
Commercial real estate loans receivable, net	1,421,414	1,463,560
Current portion	(71,168)	(52,833)
Noncurrent portion	$ 1,350,246	$ 1,410,727